COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 01, 2022	May 01, 2022	Mar. 01, 2022	Feb. 01, 2022	Jan. 03, 2022	Dec. 28, 2021	Nov. 05, 2021	Sep. 24, 2021	Aug. 03, 2021	Aug. 31, 2019	Feb. 28, 2013
Loss Contingencies [Line Items]
Contractual obligation		$ 18,600,000		$ 18,600,000		$ 13,000,000.0
Warrant, exercise price								$ 0.46	$ 0.94	$ 0.96	$ 1.58	$ 2.83	$ 4.50	$ 7.63	$ 7.63		$ 3.04	$ 6.23
Operating lease, payments				10,506		24,874
Rent expense		7,834	$ 7,062	15,667	$ 14,123	41,418	$ 36,645
Consultant compensation expenses						1,342,479
Consultant compensation expenses		$ 38,014		$ 125,222
Investors [Member]
Loss Contingencies [Line Items]
Warrant, exercise price	$ 6.28
Common stock issuable upon exercise warrants	500,000
Shares issued, share based compensation shares	50,000
Stock issued, restricted stock shares	200,000
Vesting period	1 year
Share based payment award, vesting rights, percentage	50.00%
Consultant compensation expenses						$ 1,342,479
Minimum [Member]
Loss Contingencies [Line Items]
Warrant, exercise price																$ 11.50
Maximum [Member]
Loss Contingencies [Line Items]
Warrant, exercise price			$ 10.00		$ 10.00											$ 10.00